Shareholders' Equity (Details)																1 Months Ended				6 Months Ended	12 Months Ended
		Jan. 25, 2024 shares	Oct. 05, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares	Mar. 31, 2023 shares	Feb. 22, 2023 $ / shares shares	Oct. 11, 2022 USD ($)	Oct. 05, 2022 shares	Sep. 22, 2022 $ / shares shares	May 19, 2022 USD ($) $ / shares shares	May 15, 2022 shares	Jan. 18, 2022 $ / shares shares	Feb. 22, 2021 USD ($) $ / shares shares	Jan. 03, 2019 $ / shares shares	Jul. 04, 2017 $ / shares shares	May 16, 2022 shares	Feb. 21, 2021 shares	Dec. 31, 2018 $ / shares shares	Oct. 20, 2017 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($) shares	May 10, 2022 $ / shares	Feb. 08, 2022 shares	Jan. 18, 2021 shares	Jan. 10, 2019 shares
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares																				$ 2	$ 2
Ordinary shares			20							20			20							1,688,265
Gross proceeds from initial public offering (in Dollars) | $			$ 8,000							$ 8,000			$ 8,000
Reverse stock split																				$0.9911 per ordinary share, $495.57 per ordinary share retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023
Gross proceeds (in Dollars) | $																				$ 1,000,000
Percentage of voting power																				10.00%
Percentage of fair market value																				110.00%
Warrant [Member]
Shareholders’ Equity [Line Items]
Gross proceeds from initial public offering (in Dollars) | $																				$ 3,984,784
Number of shares to purchase																											1,000,000
Ordinary shares reverse stock split								500		500			500
Warrant term																				4 years
Warrants exercise price per share (in Dollars per share) | $ / shares			$ 768.6							$ 768.6			$ 768.6							$ 0.3843
Number of warrants outstanding			500	250,000	250,000					500			500									250,000
Weighted average remaining life				2 years 3 months 29 days	2 years 9 months 29 days
Fair value of warrant (in Dollars) | $																				$ 509,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares																				$ 0.001
Ordinary shares			10,000							10,000			10,000		20,000,000				20,000,000
Ordinary shares outstanding	[1]			727,851	457,365															3,906,471	2,218,206	457,365
Pre-funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of shares to purchase																										11,521,500
Warrants exercise price per share (in Dollars per share) | $ / shares																				$ 0.01
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value estimates																				0.33
Measurement Input, Expected Term [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value estimates																				4
Measurement Input, Exercise Price [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value estimates					1.5372																	1.5372
Measurement Input, Price Volatility [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value estimates					131.84																	131.84
Measurement Input, Expected Dividend Payment [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Fair value estimates
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 90							$ 90
2024 Equity incentive plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		185,316
Fair value of convertible notes (in Dollars) | $																				$ 1,450,136
Securities Purchase Agreement [Member] | Mr. Xiao [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $							$ 2,194,827
Securities Purchase Agreement [Member] | Rising Sun Capital Ltd [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 0.08
Reverse stock split			68,966 ordinary shares of the Company, par value $2 per share at a per share purchase price of $14.5 retrospectively restated for effect of reverse stock split on October 5, 2023
Purchase ordinary shares						1,724,138
Share purchase price (in Dollars per share) | $ / shares						$ 0.58
Initial Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares			1,253							1,253			1,253	39,975				2,506,300
Ordinary shares par value (in Dollars per share) | $ / shares														$ 4				$ 4
Gross proceeds from initial public offering (in Dollars) | $			$ 8,000							$ 8,000			$ 8,000							$ 10,200,000
Number of shares to purchase																												160,426
Ordinary shares reverse stock split			80							80			80
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Pre-funded warrants												11,521,500
Public offering price per share (in Dollars per share) | $ / shares												$ 0.17
Maximum beneficially owning of outstanding ordinary shares percentage												4.99%
Percentage of election holder												9.99%
2022 Public Offering [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants purchase												11,521,500
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Purchase of ordinary shares												2,971,014
2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares																				22,777,774
Ordinary shares par value (in Dollars per share) | $ / shares																				$ 0.18
Gross proceeds from initial public offering (in Dollars) | $																				$ 4,100,000
Ordinary shares reverse stock split			45,556							45,556
Underwriting commissions and offering expenses (in Dollars) | $																				$ 3,100,000
Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Ordinary shares																					8,025,589	5,736,811	27,389,877	11,961,006
Reverse stock split																					1,533,958 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023	229,472 ordinary shares retrospectively restated for effect of reverse stock split on October 5, 2023	13,695 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023	5,980 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023
Fair value of convertible notes (in Dollars) | $																					$ 2,813,807	$ 3,131,511	$ 7,680,791	$ 6,425,657
Underwriting Agreement [Member] | 2022 Public Offering [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.18
Underwriting Agreement [Member] | 2022 Public Offering [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares												8,285,260
Ordinary shares par value (in Dollars per share) | $ / shares												$ 0.004
Reverse Stock Split [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 2							$ 2			$ 2		$ 0.001				$ 0.001
Reverse Stock Split 2021 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares reverse stock split			31,050							31,050							15,525,094
Ordinary shares outstanding																	62,057,584
Reverse Stock Split 2021 [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													0.001
Reverse Stock Split 2021 [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													$ 0.004
Reverse stock split 2022 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares outstanding																40,627,868
Reverse stock split			81,707													2,042,673
Reverse stock split 2022 [Member] | Mr. Xiao [Member]
Shareholders’ Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares									$ 0.08
Purchase ordinary shares									1,625,798
Reverse stock split 2022 [Member] | Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Reverse stock split									65,032 ordinary shares of the Company, par value $2 per share at a per share purchase price of $33.75 retrospectively restated for effect of reverse stock split on October 5, 2023
Share purchase price (in Dollars per share) | $ / shares									$ 1.35
Reverse stock split 2022 [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																									$ 0.004
Reverse stock split 2022 [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																									$ 0.08
2023 Reverse stock split [Member]
Shareholders’ Equity [Line Items]
Reverse stock split			the Company effected a one-for-twenty-five (1-25) reverse split of its ordinary shares, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.08 to US$2
Securities exercisable																				25
Share exercise price																				25
Reverse Stock Split 2021 [Member]
Shareholders’ Equity [Line Items]
Ordinary shares reverse stock split			4,650							4,650										4,650
Reserved ordinary shares																				2,325,000
Maximum voting power percentage																				10.00%
Minimum fair market value percentage																				110.00%
Stock issued during period shares ordinary shares																				2,325,000
Reverse stock split																				4,650 shares retrospectively restated for effect of reverse stock split on May 19, 2022 and October 5, 2023
Stock issued during period shares fair value of shares																				2,334,397
Legal expenses (in Dollars) | $																				$ 30,000
2022 Equity incentive plan [Member]
Shareholders’ Equity [Line Items]
Ordinary shares											6,094,180
Ordinary shares reverse stock split			12,188							12,188
Term years																					10 years
Voting rights percentage																					10.00%
Fair market value																					110.00%
Suxuantang [Member]
Shareholders’ Equity [Line Items]
Shares issued percentage																				100.00%
SXT [Member]
Shareholders’ Equity [Line Items]
Shares issued percentage																				50.00%

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.